Note 4(a) - Advances for Vessels Acquisitions Under Construction (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Advances for Vessels Acquisitions Under Construction	$ 12,241	$ 38,744	$ 6,757
Capitalized Expenses, Gross	4,854	2,096
M/T Eco Palm Desert [Member]
Advances for Vessels Acquisitions Under Construction		25,347
Capitalized Expenses, Gross		2,096
M/T Eco California [Member]
Advances for Vessels Acquisitions Under Construction		14,392
Capitalized Expenses, Gross	1,270
M/T Eco Marina Del Ray [Member]
Advances for Vessels Acquisitions Under Construction		7,288
Capitalized Expenses, Gross	1,066
M/T Eco Bel Air [Member]
Advances for Vessels Acquisitions Under Construction		8,531
Capitalized Expenses, Gross	1,209
M/T Eco Beverly Hills [Member]
Advances for Vessels Acquisitions Under Construction		$ 8,519
Capitalized Expenses, Gross	1,309
M/T Eco Los Angeles [Member]
Advances for Vessels Acquisitions Under Construction	6,169
Capitalized Expenses, Gross	533
M/T Eco City of Angels [Member]
Advances for Vessels Acquisitions Under Construction	6,072
Capitalized Expenses, Gross	$ 435